OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Other receivables
NOTE 14 – OTHER RECEIVABLES

USDm	2023	2022	2021
Derivative financial instruments	37.6	55.3	8.3
Escrow accounts	14.9	14.9	27.4
Other	8.0	3.8	4.3
Balance as of December 31	60.5	74.0	40.0

No significant other receivables are past due or credit impaired.
The carrying amount is a reasonable approximation of fair value due to the short-term nature of the receivables. Please refer to Note 25 for further information on fair value hierarchies.